Leases	12 Months Ended
Mar. 31, 2020
Lease [Abstract]
Leases
8.	Leases:

The Corporation has entered into lease contracts mainly for its premises, which expire through the year 2024.

(a)	Right-of-use assets

	Buildings	Equipment	Total

Balance as at April 1st, 2019	$1,138,729	$38,015	$1,176,744

Business acquisition (note 4)	499,797	–	499,797
Additions	–	54,063	54,063
Amortization for the period	(364,740)	(13,569)	(378,309)
Effect of movements in exchange rates	33,959	–	33,959

Balance as at March 31, 2020	$1,307,745	$78,509	$1,386,254

Amortization of right-of-use assets is included in the consolidated statement of earnings and comprehensive income (loss) in the following captions:

Year ended March 31, 2020

Included in cost of sales	$56,378
Included in general and administrative expenses	321,931

Total amortization	$378,309

The Corporation recorded a revenue of $111,366 for the year ended March 31, 2020 from subleasing right-of-use of assets. There is no contract related to this sublease between the Corporation and the third party. Therefore, there is no lease term. Moreover, revenue varies depending on the use that is made by the third party.

(b)	Lease liabilities

The following table summarizes the lease liabilities amounts recognized in the consolidated statement of financial position as at March 31, 2020:

March 31, 2020

Current	$450,125
Non-current	1,141,314

The following table summarizes changes to the lease liabilities for the year ended March 31, 2020:

Year ended March 31, 2020

Balance as at April 1st, 2019	$1,362,362

Business acquisition (note 4)	522,843
Additions	54,063
Payments	(490,831)
Interest expense	106,337
Effect of movements in exchange rate	36,665
Balance as at March 31, 2020	$1,591,439

(c)	Cash outflow for leases recognized in the consolidated statement of cash flows

Year ended March 31, 2020

Operating activities:
Cash outflow for non-lease components not included in the measurement of lease liabilities	$(27,378)
Cash inflow for income from sublease	111,366
$83,988
Financing activities:
Cash outflow for principal portion of lease liabilities	$(384,494)
Cash outflow for interest portion of lease liabilities - included within interest paid	(106,337)
$(490,831)

Total net cash outflow for leases	$(406,843)

Interest expense on leases liabilities for the year ended March 31, 2020 of $106,337 is presented under finance costs (note 16).

Expense for non-lease components presented in selling, general and administrative expenses amounted to $27,378 for the year ended March 31, 2020.

Prior the adoption of IFRS 16, during the year ended March 31, 2019, an amount of $295,892 was recognized as an expense in respect of operating leases. An amount of $247,554 has been recorded in selling, general and administrative expenses, nil has been recorded in cost of sales and $48,338 has been recorded in research and development. Included in these amounts are the Corporation’s share of operating costs and taxes under the terms of the leases, in the amount of $58,304 and $109,402, respectively.

(d)	Maturity analysis – contractual undiscounted cash flows

March 31, 2020

Less than 1 year	$556,742
Between 1 and 5 years	1,292,002
More than 5 years	–
Total contractual undiscounted cash flows of lease liabilities	$1,848,744